UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

    Joseph Shugart		    New York, NY	     November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $ 131,539


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	5,052   72,134    SH		Sole	        72,134
Amazon Com Inc		Comm	023135106	4,986	19,604	  SH		Sole		19,604
Borgwarner		Comm	099724106	3,555	51,446	  SH		Sole		51,446
Coca Cola Enterprises InComm	19122T109	5,491  175,606	  SH		Sole	       175,606
Church & Dwight Inc	Comm	171340102	3,222   59,686    SH            Sole            59,686
Citrix Sys Inc		Comm	177376100	1,977	25,834	  SH		Sole		25,834
EBAY			Comm	278642103	5,200  107,501	  SH		Sole	       107,501
Fortune Brands Home & SeComm	34964C106	5,840  216,201	  SH		Sole	       216,201
Franklin Elec Inc	Comm	353514102	2,430	40,177	  SH		Sole		40,177
Google Inc		CL A	38259P508	7,291	 9,663	  SH		Sole		 9,663
Home Depot Inc		Comm	437076102	5,939	98,379    SH		Sole		98,379
JPMorgan Chase & Co	Comm	46625H100	3,953	97,663	  SH		Sole		97,663
Coca Cola Co		Comm	191216100	4,014  105,829	  SH		Sole	       105,829
Kansas City Southern	Com New	485170302	3,416	45,076	  SH		Sole		45,076
Lauder Estee Cos Inc	CL A	518439104	6,479  105,223	  SH		Sole	       105,223
Liveperson Inc		Comm	538146101	3,721  205,455	  SH		Sole 	       205,455
Lululemon Athletica Inc	Comm	550021109	3,275	44,293	  SH		Sole		44,293
Mastercard Inc		CL A	57636Q104	4,851   10,745	  SH		Sole		10,745
Marriott Intl Inc New	CL A	571903202	7,856  200,916    SH		Sole	       200,916
McDonalds Corp		Comm	580135101	1,418	15,450	  SH		Sole		15,450
3M Co			Comm	88579Y101	3,730	40,355	  SH		Sole		40,355
Monsanto Co New		Comm	61166W101	4,791	52,632	  SH		Sole		52,632
Pfizer Inc		Comm	717081103	1,800	72,450    SH		Sole		72,450
Procter & Gamble	Comm	742718109	5,224	75,315	  SH		Sole	        75,315
Robert Half Intl Inc	Comm	770323103	3,967  148,954	  SH		Sole	       148,954
Scotts Miracle Gro Co   CL A	810186106 	5,587  128,523    SH		Sole	       128,523
Tornier N V		SHS	N87237108	2,072  109,342	  SH		Sole	       109,342
United Parcel Service InCL B 	911312106	5,904	82,494    SH		Sole		82,494
Wynn Resorts Ltd	Comm	983134107       2,928   25,368    SH		Sole		25,368
Yum Brands Inc		Comm	988498101	5,570   83,960    SH            Sole            83,960


